T. ROWE PRICE VALUE ETF

March 31, 2024 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)

COMMON STOCKS 99.4%
COMMUNICATION SERVICES 4.8%
Diversified Telecommunication Services 0.8%
Verizon Communications	12,866	540
		540
Interactive Media & Services 1.8%
Alphabet, Class C (1)	3,581	545
Meta Platforms, Class A (1)	1,306	634
		1,179
Media 1.2%
News, Class A	32,071	840
		840
Wireless Telecommunication Services 1.0%
T-Mobile US	4,019	656
		656
Total Communication Services		3,215
CONSUMER DISCRETIONARY 4.0%
Hotels Restaurants & Leisure 2.1%
Las Vegas Sands	6,067	314
Marriott International, Class A	896	226
McDonald's	1,456	411
MGM Resorts International (1)	4,395	207
Yum! Brands	1,861	258
		1,416
Household Durables 0.5%
Lennar, Class A	1,879	323
		323
Specialty Retail 1.4%
AutoZone (1)	111	350
Home Depot	1,112	427
TJX	1,780	180
		957
Total Consumer Discretionary		2,696
CONSUMER STAPLES 8.4%
Beverages 0.9%
Coca-Cola	6,084	372
Keurig Dr Pepper	6,697	206
		578

T. ROWE PRICE VALUE ETF

	Shares	$ Value
(Cost and value in $000s)
Consumer Staples Distribution & Retail 1.8%
Walmart	20,155	1,213
		1,213
Food Products 1.2%
Conagra Brands	13,366	396
Mondelez International, Class A	4,217	295
Tyson Foods, Class A	2,211	130
		821
Household Products 2.2%
Colgate-Palmolive	6,380	574
Kimberly-Clark	3,066	397
Procter & Gamble	3,193	518
		1,489
Personal Care Products 1.1%
Kenvue	34,240	735
		735
Tobacco 1.2%
Philip Morris International	9,171	840
		840
Total Consumer Staples		5,676
ENERGY 9.2%
Energy Equipment & Services 0.7%
Halliburton	11,522	454
		454
Oil, Gas & Consumable Fuels 8.5%
Chesapeake Energy	2,005	178
Chevron	2,784	439
ConocoPhillips	6,185	787
Diamondback Energy	1,400	278
EOG Resources	4,783	612
EQT	7,772	288
Exxon Mobil	12,124	1,409
Pioneer Natural Resources	1,369	360
TotalEnergies, ADR	16,190	1,114
Williams	7,166	279
		5,744
Total Energy		6,198
FINANCIALS 20.9%
Banks 8.3%
Bank of America	29,154	1,105
Citigroup	7,967	504

T. ROWE PRICE VALUE ETF

	Shares	$ Value
(Cost and value in $000s)
Fifth Third Bancorp	14,597	543
Huntington Bancshares	21,787	304
JPMorgan Chase	5,331	1,068
US Bancorp	8,735	390
Wells Fargo	28,909	1,676
		5,590
Capital Markets 3.0%
Ares Management	2,084	277
BlackRock	272	227
Cboe Global Markets	1,023	188
Charles Schwab	8,722	631
CME Group	758	163
Morgan Stanley	3,856	363
S&P Global	362	154
		2,003
Consumer Finance 0.3%
Capital One Financial	1,591	237
		237
Financial Services 3.4%
Apollo Global Management	2,652	298
Corpay (1)	952	294
Equitable Holdings	16,953	645
Fiserv (1)	6,553	1,047
		2,284
Insurance 5.9%
American International Group	13,060	1,021
Chubb	5,186	1,344
Hartford Financial Services Group	12,512	1,289
Marsh & McLennan	1,819	375
		4,029
Total Financials		14,143
HEALTH CARE 16.4%
Biotechnology 1.0%
AbbVie	1,299	237
Regeneron Pharmaceuticals (1)	286	275
Vertex Pharmaceuticals (1)	448	187
		699
Health Care Equipment & Supplies 2.8%
Baxter International	5,817	249
Becton Dickinson	2,733	676
Medtronic	5,332	465

T. ROWE PRICE VALUE ETF

	Shares	$ Value
(Cost and value in $000s)
Zimmer Biomet Holdings	3,980	525
		1,915
Health Care Providers & Services 6.0%
Cigna	1,795	652
CVS Health	4,718	376
Elevance Health	2,694	1,397
HCA Healthcare	801	267
McKesson	1,208	648
Molina Healthcare (1)	574	236
UnitedHealth Group	932	461
		4,037
Life Sciences Tools & Services 1.6%
Agilent Technologies	1,594	232
Danaher	1,680	420
Thermo Fisher Scientific	706	410
		1,062
Pharmaceuticals 5.0%
Bristol-Myers Squibb	1,740	94
Elanco Animal Health (1)	16,469	268
Eli Lilly	1,212	943
Johnson & Johnson	6,439	1,019
Merck	6,903	911
Zoetis	828	140
		3,375
Total Health Care		11,088
INDUSTRIALS & BUSINESS SERVICES 14.5%
Aerospace & Defense 3.3%
Boeing (1)	2,636	509
Howmet Aerospace	4,818	329
L3Harris Technologies	4,298	916
TransDigm Group	350	431
		2,185
Air Freight & Logistics 0.3%
United Parcel Service, Class B	1,478	220
		220
Building Products 0.5%
Carrier Global	2,425	141
Trane Technologies	569	171
		312
Commercial Services & Supplies 0.6%
Republic Services	2,222	425
		425

T. ROWE PRICE VALUE ETF

	Shares	$ Value
(Cost and value in $000s)
Electrical Equipment 1.1%
AMETEX	1,291	236
Hubbell	1,254	520
		756
Ground Transportation 1.8%
Canadian Pacific Kansas City	1,430	126
CSX	10,064	373
Norfolk Southern	1,622	414
Union Pacific	1,208	297
		1,210
Industrial Conglomerates 3.1%
General Electric	4,576	803
Honeywell International	1,519	312
Roper Technologies	379	213
Siemens, ADR	7,999	763
		2,091
Machinery 3.0%
Caterpillar	646	237
Cummins	2,258	665
Deere	604	248
Otis Worldwide	2,051	203
Stanley Black & Decker	6,779	664
		2,017
Passenger Airlines 0.1%
United Airlines Holdings (1)	1,523	73
		73
Professional Services 0.3%
Equifax	799	214
		214
Trading Companies & Distributors 0.4%
Ferguson	1,277	279
		279
Total Industrials & Business Services		9,782
INFORMATION TECHNOLOGY 11.1%
Communications Equipment 0.3%
Motorola Solutions	550	195
		195
Electronic Equipment, Instruments & Components 0.9%
CDW	793	203
Keysight Technologies (1)	1,300	203

T. ROWE PRICE VALUE ETF

	Shares	$ Value
(Cost and value in $000s)
TE Connectivity	1,336	194
		600
IT Services 0.5%
Accenture, Class A	982	340
		340
Semiconductors & Semiconductor Equipment 6.7%
Analog Devices	1,095	217
Applied Materials	2,100	433
Entegris	1,240	174
Intel	16,101	711
Marvell Technology	3,032	215
Microchip Technology	2,440	219
Micron Technology	3,933	464
QUALCOMM	8,970	1,519
Taiwan Semiconductor Manufacturing, ADR	2,052	279
Texas Instruments	1,695	295
		4,526
Software 0.7%
Microsoft	1,077	453
		453
Technology Hardware, Storage & Peripherals 2.0%
Samsung Electronics	365	542
Western Digital (1)	12,498	853
		1,395
Total Information Technology		7,509
MATERIALS 3.1%
Chemicals 1.9%
CF Industries Holdings	4,355	362
Linde	1,250	580
RPM International	3,075	366
		1,308
Construction Materials 0.3%
Vulcan Materials	634	173
		173
Containers & Packaging 0.6%
Avery Dennison	605	135
International Paper	7,116	278
		413

T. ROWE PRICE VALUE ETF

	Shares	$ Value
(Cost and value in $000s)
Metals & Mining 0.3%
BHP Group, ADR (2)	3,581	207
		207
Total Materials		2,101
REAL ESTATE 2.9%
Industrial REITs 0.4%
Prologis, REIT	1,906	248
		248
Residential REITs 1.0%
AvalonBay Communities, REIT	3,563	661
		661
Specialized REITs 1.5%
Equinix, REIT	131	108
Lamar Advertising, Class A, REIT	1,589	190
Public Storage, REIT	625	181
Weyerhaeuser, REIT	15,946	573
		1,052
Total Real Estate		1,961
UTILITIES 4.1%
Electric Utilities 1.6%
NextEra Energy	595	38
Southern	14,573	1,045
		1,083
Independent Power & Renewable Electricity Producer 0.6%
Vistra	5,736	400
		400
Multi-Utilities 1.9%
Ameren	6,281	465
Dominion Energy	7,498	369
DTE Energy	959	107
Sempra	4,980	358
		1,299
Total Utilities		2,782
Total Common Stocks (Cost $56,281)		67,151
SHORT-TERM INVESTMENTS 0.4%
Money Market Funds 0.4%
State Street Institutional U.S. Government Money Market Fund, 5.26% (3)	277,166	277
Total Short-Term Investments (Cost $277)		277

T. ROWE PRICE VALUE ETF

	Shares	$ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.2%
Investments in a Pooled Account through Securities Lending Program with State Street Bank 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 5.39% (3)(4)	88,125	88
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank		88
Total Securities Lending Collateral (Cost $88)		88
Total Investments in Securities 100.0% of Net Assets (Cost $56,646)		$67,516
Other Assets Less Liabilities 0.0%		23
Net Assets 100.0%		$67,539

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing.
(2)	All or a portion of this security is on loan at March 31, 2024.
(3)	Seven-day yield
(4)	Affiliated Companies
ADR	American Depositary Receipts
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE VALUE ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$—++
Totals	$—#	$—	$—+

Supplementary Investment Schedule
Affiliate	Value 12/31/23	Purchase Cost	Sales Cost	Value 3/31/24
T. Rowe Price Government Reserve Fund	$—	¤	¤	$88
	Total			$88^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees.
#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $0 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $88.
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE VALUE ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Value ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use

T. ROWE PRICE VALUE ETF

of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$66,609	$542	$—	$67,151
Short-Term Investments	277	—	—	277
Securities Lending Collateral	88	—	—	88
Total	$66,974	$542	$—	$67,516
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
ETF1074-054Q1
03/24